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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 2012

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
                    Check here if Amendment [_]; Amendment Number:
                           This Amendment (Check only one.):
                           [_] is a restatement.
                           [_] adds new holdings entries.
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Institutional Investment Manager Filing this Report:
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Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name: Peter Pereira Gray
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Title: Managing Director of Investments
       --------------------------------

Phone: +44 207 611 8794
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Signature, Place, and Date of Signing:

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/s/ Peter Pereira Gray     London      07/05/12
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       (Name)           (City, State)  (Date)
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Report Type (Check only one.):
-----------------------------

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

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Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21 Items

Form 13F Information Table Value Total:  $ 2,290,567 (thousands)

List of Other Included Managers:         Not Applicable
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Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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    ITEM 1             ITEM 2       ITEM 3     ITEM 4      ITEM 5          ITEM 6    ITEM 7   ITEM 8
                                               Market                                         Voting
                                               Value    Shares / Prn SH/ Investment  Other   Authority
 Name of Issuer    Title of Class   CUSIP    (X $1,000)     Amt.     PRN Discretion Managers   Sole

APPLE INC........ COM              037833100   262,800      450,000  SH     SOLE      NONE      450,000
BANK OF AMERICA
  CORPORATION.... COM              060505104   106,340   13,000,000  SH     SOLE      NONE   13,000,000
BANKUNITED INC... COM              06652K103    94,320    4,000,000  SH     SOLE      NONE    4,000,000
BERKSHIRE
  HATHAWAY INC
  DEL............ CL A             084670108   112,451          900  SH     SOLE      NONE          900
CISCO SYS INC.... COM              17275R102   101,303    5,900,000  SH     SOLE      NONE    5,900,000
COCA COLA CO..... COM              191216100   125,104    1,600,000  SH     SOLE      NONE    1,600,000
EXXON MOBIL
  CORP........... COM              30231G102   111,241    1,300,000  SH     SOLE      NONE    1,300,000
FACEBOOK INC..... CL A             30303M102    62,190    2,000,000  SH     SOLE      NONE    2,000,000
GENERAL ELECTRIC
  CO............. COM              369604103   156,300    7,500,000  SH     SOLE      NONE    7,500,000
GOOGLE INC....... CL A             38259P508   130,516      225,000  SH     SOLE      NONE      225,000
GREEN DOT CORP... CL A             39304D102    44,240    2,000,000  SH     SOLE      NONE    2,000,000
INTERNATIONAL
  BUSINESS
  MACHS.......... COM              459200101   160,376      820,000  SH     SOLE      NONE      820,000
ITAU UNIBANCO
  HLDG SA........ SPON ADR REP PFD 465562106    27,840    2,000,000  SH     SOLE      NONE    2,000,000
JOHNSON &
  JOHNSON........ COM              478160104   108,880    1,611,605  SH     SOLE      NONE    1,611,605
JPMORGAN
  CHASE & CO..... COM              46625H100   121,482    3,400,000  SH     SOLE      NONE    3,400,000
LINKEDIN CORP.... COM CL A         53578A108     1,063       10,000  SH     SOLE      NONE       10,000
MICROSOFT CORP... COM              594918104   162,127    5,300,000  SH     SOLE      NONE    5,300,000
MORGAN
  STANLEY........ COM NEW          617446448    72,950    5,000,000  SH     SOLE      NONE    5,000,000
PEPSICO INC...... COM              713448108   127,188    1,800,000  SH     SOLE      NONE    1,800,000
PROCTER & GAMBLE
  CO............. COM              742718109    98,000    1,600,000  SH     SOLE      NONE    1,600,000
SCHLUMBERGER
  LTD............ COM              806857108   103,856    1,600,000  SH     SOLE      NONE    1,600,000

                                             2,290,567   61,117,505                          61,117,505
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